INVESTMENTS	6 Months Ended
Jun. 30, 2025
INVESTMENTS
INVESTMENTS

5.    INVESTMENTS

Long-term Investments

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$
Carrying amount of equity investments without readily determinable fair value	3,053	2,960
Carrying amount of equity method investments	504	469
Carrying amount of long-term investments	3,557	3,429

Equity investments without readily determinable fair value

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amount of the Group’s equity investments measured using the measurement alternative was US$8,678, net of US$5,625 in accumulated impairment and US$8,611, net of US$5,651 in accumulated impairment as of December 31, 2024 and June 30, 2025, respectively. The change in the carrying value is due to foreign exchange rate fluctuation. There was no impairment recognized for the six months ended June 30, 2024 and 2025.

Equity method investments

Investments were classified as equity method investments as the Group have significant influence over the entities. The net operating income from equity method investments for the six months ended June 30, 2024 and 2025 was US$133 and US$2, respectively.